Restricted Net Assets - Additional Information (Detail) ¥ in Billions, $ in Billions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Stockholders' Equity Note [Abstract]
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	$ 3.8	¥ 26.1	¥ 18.6